KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of

Massachusetts Mutual Variable Annuity Separate Account 3:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the divisions listed in Appendix A that comprise Massachusetts Mutual Variable Annuity Separate Account 3 (collectively, “the Separate Account”), as of December 31, 2021, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 8 for each of the years in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each division as of December 31, 2021, and the results of their operations and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the MassMutual Separate Accounts’ auditor since 2004.

Boston, Massachusetts

March 8, 2022

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

F-1

Appendix A

Divisions

Invesco V.I. Capital Appreciation Division*

Invesco V.I. Conservative Balanced Division*

Invesco Core Bond Division*

Invesco V.I. Discovery Mid Cap Growth Division*

Invesco V.I. Global Division*

Invesco V.I. Global Strategic Income Division*

Invesco V.I. Main Street Division*

Invesco V.I. Main Street Small Cap Division*

Invesco V.I. U.S. Government Money Division*

MML Blend Division

MML Equity Division

MML Managed Bond Division

MML U.S. Government Money Market Division

* See Note 2 to the financial statements for the previous name of this division.

F-2

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Invesco V.I. Capital Appreciation Division	Invesco V.I. Conservative Balanced Division	Invesco V.I. Core Bond Division	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Global Division	Invesco V.I. Global Strategic Income Division	Invesco V.I. Main Street Division
ASSETS
Investments
Number of shares	164,437	77,457	58,970	82,381	209,211	610,131	345,863
Identified cost	$9,253,982	$997,424	$460,756	$6,080,017	$7,461,217	$3,119,337	$9,919,084
Value	$13,460,795	$1,436,055	$459,969	$9,443,350	$11,971,032	$2,715,085	$12,392,279
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	13,460,795	1,436,055	459,969	9,443,350	11,971,032	2,715,085	12,392,279
LIABILITIES
Annuitant mortality fluctuation reserve	5,679	862	521	2,771	4,021	1,308	9,662
Payable to Massachusetts Mutual Life Insurance Company	158	27	12	77	104	33	295
Total liabilities	5,837	889	533	2,848	4,125	1,341	9,957
NET ASSETS	$13,454,958	$1,435,166	$459,436	$9,440,502	$11,966,907	$2,713,744	$12,382,322
Net Assets:
Accumulation units - value	$13,265,667	$1,406,422	$442,076	$9,348,129	$11,832,864	$2,670,153	$12,060,257
Contracts in payout (annuitization) period	189,291	28,744	17,360	92,373	134,043	43,591	322,065
Net assets	$13,454,958	$1,435,166	$459,436	$9,440,502	$11,966,907	$2,713,744	$12,382,322
Outstanding units
Contract owners	1,127,212	381,452	248,882	1,023,079	1,177,747	935,012	1,460,322
UNIT VALUE
LifeTrust	$11.94	$3.76	$1.85	$9.23	$10.16	$2.90	$8.48

See Notes to Financial Statements.

F-3

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	Invesco V.I. Main Street Small Cap Division	Invesco V.I. U.S. Government Money Division	MML Blend Division	MML Equity Division	MML Managed Bond Division	MML U.S. Government Money Market Division
ASSETS
Investments
Number of shares	49,652	196,407	66,658	56,380	56,104	536,653
Identified cost	$1,200,528	$196,407	$1,408,576	$1,432,966	$713,690	$536,653
Value	$1,562,562	$196,407	$1,389,007	$1,809,287	$730,478	$536,653
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	1	-
Total assets	1,562,562	196,407	1,389,007	1,809,287	730,479	536,653
LIABILITIES
Annuitant mortality fluctuation reserve	630	181	457	2,106	-	234
Payable to Massachusetts Mutual Life Insurance Company	15	4	12	59	-	12
Total liabilities	645	185	469	2,165	-	246
NET ASSETS	$1,561,917	$196,222	$1,388,538	$1,807,122	$730,479	$536,407
Net Assets:
Accumulation units - value	$1,540,929	$190,183	$1,373,297	$1,736,927	$730,479	$528,620
Contracts in payout (annuitization) period	20,988	6,039	15,241	70,195	-	7,787
Net assets	$1,561,917	$196,222	$1,388,538	$1,807,122	$730,479	$536,407
Outstanding units
Contract owners	258,539	159,876	253,738	317,146	247,207	449,870
UNIT VALUE
LifeTrust	$6.04	$1.23	$5.47	$5.70	$2.95	$1.19

See Notes to Financial Statements.

F-4

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2021

	Invesco V.I. Capital Appreciation Division	Invesco V.I. Conservative Balanced Division	Invesco V.I. Core Bond Division	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Global Division	Invesco V.I. Global Strategic Income Division	Invesco V.I. Main Street Division
Investment Income
Dividends	$-	$21,202	$9,986	$-	$-	$131,139	$81,200
Expenses
Mortality and expense risk fees and administrative expense charges	179,987	20,075	6,705	129,234	165,848	41,523	162,817
Net investment income (loss)	(179,987)	1,127	3,281	(129,234)	(165,848)	89,616	(81,617)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	594,558	60,144	2,178	619,690	681,665	(59,096)	479,464
Realized gain distribution	684,438	72,490	17,772	970,285	600,182	-	661,945
Realized gain (loss)	1,278,996	132,634	19,950	1,589,975	1,281,847	(59,096)	1,141,409
Change in net unrealized appreciation/depreciation of investments	1,315,986	(9,613)	(38,020)	6,099	395,344	(180,514)	1,585,875
Net gain (loss) on investments	2,594,982	123,021	(18,070)	1,596,074	1,677,191	(239,610)	2,727,284
Net increase (decrease) in net assets resulting from operations	2,414,995	124,148	(14,789)	1,466,840	1,511,343	(149,994)	2,645,667
Capital transactions:
Transfers of net premiums	2,400	-	-	18,720	19,800	940	41,140
Transfers due to death benefits	(218,216)	(28,050)	(4,349)	(116,117)	(215,333)	(74,300)	(197,678)
Transfers due to annuity benefit payments	(25,922)	(7,375)	(2,515)	(18,294)	(25,311)	(9,360)	(31,635)
Transfers due to withdrawal of funds	(644,731)	(67,567)	(12,619)	(673,271)	(442,478)	(324,222)	(648,816)
Transfers due to administrative charges	(2,659)	(355)	(239)	(1,800)	(2,130)	(635)	(2,384)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(3,595)	1,068	826	2,200	(9,082)	1,671	(19,097)
Transfers between divisions and to/from the Fixed Account	(69,562)	-	-	(102,588)	(89,066)	7,316	(78,814)
Net increase (decrease) in net assets resulting from capital transactions	(962,285)	(102,279)	(18,896)	(891,150)	(763,600)	(398,590)	(937,284)
Total increase (decrease)	1,452,710	21,869	(33,685)	575,690	747,743	(548,583)	1,708,383
NET ASSETS, at beginning of the year	12,002,248	1,413,297	493,121	8,864,812	11,219,164	3,262,327	10,673,939
NET ASSETS, at end of the year	$13,454,958	$1,435,166	$459,436	$9,440,502	$11,966,907	$2,713,744	$12,382,322

See Notes to Financial Statements.

F-5

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2021

	Invesco V.I. Main Street Small Cap Division	Invesco V.I. U.S. Government Money Division	MML Blend Division	MML Equity Division	MML Managed Bond Division	MML U.S. Government Money Market Division
Investment Income
Dividends	$5,707	$15	$28,450	$28,565	$23,546	$-
Expenses
Mortality and expense risk fees and administrative expense charges	21,633	2,994	18,612	24,538	10,927	5,838
Net investment income (loss)	(15,926)	(2,979)	9,838	4,027	12,619	(5,838)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	43,181	-	10,899	109,396	4,875	-
Realized gain distribution	95,983	-	341,154	-	13,734	-
Realized gain (loss)	139,164	-	352,053	109,396	18,609	-
Change in net unrealized appreciation/depreciation of investments	167,179	-	(195,092)	315,225	(35,410)	-
Net gain (loss) on investments	306,343	-	156,961	424,621	(16,801)	-
Net increase (decrease) in net assets resulting from operations	290,417	(2,979)	166,799	428,648	(4,182)	(5,838)
Capital transactions:
Transfers of net premiums	-	-	-	-	1,800	234,833
Transfers due to death benefits	-	-	-	(39,248)	(7,281)	-
Transfers due to annuity benefit payments	(2,585)	(652)	(2,665)	(9,044)	-	(1,155)
Transfers due to withdrawal of funds	(79,122)	(25,068)	(23,765)	(128,795)	(96,743)	(31,111)
Transfers due to administrative charges	(257)	(395)	(299)	(517)	(175)	(395)
Transfers due to net charge (credit) to annuitant mortality fluctuation	477	111	949	(1,830)	-	178
Transfers between divisions and to/from the Fixed Account	(119,187)	-	(3,042)	2,164	4,076	103,233
Net increase (decrease) in net assets resulting from capital transactions	(200,674)	(26,004)	(28,822)	(177,270)	(98,323)	305,583
Total increase (decrease)	89,743	(28,983)	137,977	251,378	(102,505)	299,745
NET ASSETS, at beginning of the year	1,472,174	225,205	1,250,561	1,555,744	832,984	236,662
NET ASSETS, at end of the year	$1,561,917	$196,222	$1,388,538	$1,807,122	$730,479	$536,407

See Notes to Financial Statements.

F-6

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2020

	Invesco Oppenheimer V.I. Capital Appreciation Division	Invesco Oppenheimer V.I. Conservative Balanced Division	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Division	Invesco Oppenheimer V.I. Global Division	Invesco Oppenheimer V.I. Global Strategic Income Division	Invesco Oppenheimer V.I. Government Money Division	Invesco Oppenheimer V.I. Main Street Division
Investment Income
Dividends	$-	$27,888	$2,807	$64,942	$185,901	$483	$149,616
Expenses
Mortality and expense risk fees and administrative expense charges	146,466	19,968	102,684	131,706	45,091	3,060	142,872
Net investment income (loss)	(146,466)	7,920	(99,877)	(66,764)	140,810	(2,577)	6,744
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	658,761	52,997	434,741	296,528	(85,275)	-	688,079
Realized gain distribution	1,552,046	30,988	585,258	338,369	-	-	985,306
Realized gain (loss)	2,210,807	83,985	1,019,999	634,897	(85,275)	-	1,673,385
Change in net unrealized appreciation/depreciation of investments	1,138,724	86,924	1,615,756	1,708,666	(27,929)	-	(594,745)
Net gain (loss) on investments	3,349,531	170,909	2,635,755	2,343,563	(113,204)	-	1,078,640
Net increase (decrease) in net assets resulting from operations	3,203,065	178,829	2,535,878	2,276,799	27,606	(2,577)	1,085,384
Capital transactions:
Transfers of net premiums	45,737	-	783	1,925	790	-	4,203
Transfers due to death benefits	(314,151)	(49,668)	(195,611)	(275,214)	(115,300)	(2,778)	(697,220)
Transfers due to annuity benefit payments	(24,373)	(8,315)	(16,073)	(25,305)	(12,682)	(687)	(26,811)
Transfers due to withdrawal of funds	(997,036)	(145,970)	(514,531)	(566,235)	(269,261)	(165)	(946,096)
Transfers due to administrative charges	(3,349)	(468)	(2,191)	(2,585)	(930)	(397)	(3,079)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(8,537)	790	(824)	1,443	(2,839)	85	(3,609)
Transfers between divisions and to/from the Fixed Account	(136,928)	-	(31,716)	(69,881)	(21,815)	14,027	(55,490)
Net increase (decrease) in net assets resulting from capital transactions	(1,438,637)	(203,631)	(760,163)	(935,852)	(422,037)	10,085	(1,728,102)
Total increase (decrease)	1,764,428	(24,802)	1,775,715	1,340,947	(394,431)	7,508	(642,718)
NET ASSETS, at beginning of the year	10,237,820	1,438,099	7,089,097	9,878,217	3,656,758	217,697	11,316,657
NET ASSETS, at end of the year	$12,002,248	$1,413,297	$8,864,812	$11,219,164	$3,262,327	$225,205	$10,673,939

See Notes to Financial Statements.

F-7

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	Invesco Oppenheimer V.I. Main Street Small Cap Division	Invesco Oppenheimer V.I. Total Return Bond Division	MML Blend Division	MML Equity Division	MML Managed Bond Division	MML U.S. Government Money Market Division
Investment Income
Dividends	$7,619	$16,273	$-	$31,730	$767	$363
Expenses
Mortality and expense risk fees and administrative expense charges	16,710	7,255	16,651	20,122	11,257	3,450
Net investment income (loss)	(9,091)	9,018	(16,651)	11,608	(10,490)	(3,087)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(14,766)	6,794	33,838	58,580	(324)	-
Realized gain distribution	17,257	-	52,256	154,076	-	-
Realized gain (loss)	2,491	6,794	86,094	212,656	(324)	-
Change in net unrealized appreciation/depreciation of investments	227,633	24,746	62,215	(248,657)	58,958	-
Net gain (loss) on investments	230,124	31,540	148,309	(36,001)	58,634	-
Net increase (decrease) in net assets resulting from operations	221,033	40,558	131,658	(24,393)	48,144	(3,087)
Capital transactions:
Transfers of net premiums	125	-	125	188	2,050	200
Transfers due to death benefits	(11,103)	(32,107)	(11,990)	(76,374)	(13,158)	(3,226)
Transfers due to annuity benefit payments	(1,852)	(2,602)	(2,312)	(2,503)	-	(1,218)
Transfers due to withdrawal of funds	(45,750)	(20,931)	(96,525)	(169,768)	(37,133)	(43,437)
Transfers due to administrative charges	(315)	(258)	(355)	(633)	(241)	(350)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(4,158)	685	663	(1,093)	-	(2,800)
Transfers between divisions and to/from the Fixed Account	(8,484)	-	(980)	9,230	32,560	129,892
Net increase (decrease) in net assets resulting from capital transactions	(71,537)	(55,213)	(111,374)	(240,953)	(15,922)	79,061
Total increase (decrease)	149,496	(14,655)	20,284	(265,346)	32,222	75,974
NET ASSETS, at beginning of the year	1,322,678	507,776	1,230,277	1,821,090	800,762	160,688
NET ASSETS, at end of the year	$1,472,174	$493,121	$1,250,561	$1,555,744	$832,984	$236,662

See Notes to Financial Statements.

F-8

Massachusetts Mutual Variable Annuity Separate Account 3

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Annuity Separate Account 3 (“the Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on January 12, 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The Separate Account’s assets are not chargeable with liabilities arising from any other MassMutual business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2021, the Separate Account consists of thirteen divisions which invest in the following mutual funds:

The division listed in the first column
Divisions	invests in the fund in this column
Invesco V.I. Capital Appreciation Division[1]	Invesco V.I. Capital Appreciation Fund[1,10]
Invesco V.I. Conservative Balanced Division[2]	Invesco V.I. Conservative Balanced Fund[2,10]
Invesco V.I. Core Bond Division[3]	Invesco V.I. Core Bond Fund[3,10]
Invesco V.I. Discovery Mid Cap Growth Division[4]	Invesco V.I. Discovery Mid Cap Growth Fund[4,10]
Invesco V.I. Global Division[5]	Invesco V.I. Global Fund[5,10]
Invesco V.I. Global Strategic Income Division[6]	Invesco V.I. Global Strategic Income Fund[6,10]
Invesco V.I. Main Street Division[7]	Invesco V.I. Main Street Fund®7,10
Invesco V.I. Main Street Small Cap Division[8]	Invesco V.I. Main Street Small Cap Fund®8,10
Invesco V.I. U.S. Government Money Division[9]	Invesco V.I. U.S. Government Money Portfolio[9,10]
MML Blend Division	MML Blend Fund[11]
MML Equity Division	MML Equity Fund[11]
MML Managed Bond Division	MML Managed Bond Fund[11]
MML U.S. Government Money Market Division	MML U.S. Government Money Market Fund[11]

In addition to the thirteen divisions, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of MassMutual’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

[1]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Capital Appreciation Division/Fund.
[2]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Conservative Balanced Division/Fund.
[3]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Total Return Bond Division/Fund.
[4]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Discovery Mid Cap Growth Division/Fund.
[5]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Global Division/Fund.
[6]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Global Strategic Income Division/Fund.
[7]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Main Street Division/Fund®.
[8]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Main Street Small Cap Division/Fund®.
[9]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Government Money Division/Fund.
[10]Invesco Advisers, Inc. is the investment adviser to this Fund.
11MML Investment Advisers, LLC is the investment adviser to this Fund.
F-9

 Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Separate Account Massachusetts Mutual Variable Annuity Separate Account 3 follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the underlying funds held by each division are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying investment divisions.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Annuitant Mortality Fluctuation

The Separate Account contributes to a reserve maintained by MassMutual as required by regulatory authorities to provide for mortality losses incurred. The reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust the Separate Account. Net transfers from MassMutual to the Separate Account totaled $26,124 and $20,194 for the years ended December 31, 2021 and 2020, respectively. The reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

G.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table.

F-10

 Notes To Financial Statements (Continued)

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2021. There have been no transfers between levels for the year ended December 31, 2021.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts sold by its registered representatives, and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

The contracts are no longer offered for sale to the public. Contract owners may continue, however, to make purchase payments under existing contracts.

B.	Receivable from/Payable to MassMutual

Certain fees such as cost of insurance fees and mortality and expense risk fees are charges paid between the General Account and the Separate Account.

F-11

 Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 were as follows:

	Invesco V.I. Capital Appreciation Division	Invesco V.I. Conservative Balanced Division	Invesco V.I. Core Bond Division	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Global Division
Cost of purchases	$702,831	$94,023	$28,091	$994,734	$631,071
Proceeds from sales	(1,160,926)	(122,823)	(26,004)	(1,045,457)	(961,909)
	Invesco V.I. Global Strategic Income Division	Invesco V.I. Main Street Division	Invesco V.I. Main Street Small Cap Division	Invesco V.I. U.S. Government Money Division	MML Blend Division
Cost of purchases	$141,066	$909,661	$102,168	$218	$369,922
Proceeds from sales	(450,673)	(1,263,074)	(222,728)	(29,227)	(47,746)
	MML Equity Division	MML Managed Bond Division	MML U.S. Government Money Market Division
Cost of purchases	$89,214	$41,957	$363,076
Proceeds from sales	(260,973)	(113,928)	(63,365)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2021 were as follows:

	Invesco V.I. Capital Appreciation	Invesco V.I. Conservative Balanced	Invesco V.I. Core Bond	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Global
2021	Division	Division	Division	Division	Division
Units purchased	270	314	432	2,367	2,277
Units withdrawn	(81,647)	(28,667)	(10,625)	(95,392)	(72,477)
Units transferred between divisions and to/from the Fixed Account	(6,718)	-	-	(12,160)	(9,512)
Net increase (decrease)	(88,095)	(28,353)	(10,193)	(105,185)	(79,713)
	Invesco V.I. Global Strategic Income	Invesco V.I. Main Street	Invesco V.I. Main Street Small Cap	Invesco V.I. U.S. Government Money	MML Blend
2021 (continued)	Division	Division	Division	Division	Division
Units purchased	855	20,615	103	88	194
Units withdrawn	(138,974)	(132,822)	(14,232)	(21,166)	(5,037)
Units transferred between divisions and to/from the Fixed Account	2,567	(11,058)	(21,824)	-	(625)
Net increase (decrease)	(135,552)	(123,264)	(35,953)	(21,078)	(5,468)
F-12

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML Equity	MML Managed Bond	MML U.S. Government Money Market
2021 (continued)	Division	Division	Division
Units purchased	9,321	609	195,110
Units withdrawn	(43,472)	(35,024)	(27,186)
Units transferred between divisions and to/from the Fixed Account	589	1,384	86,221
Net increase (decrease)	(33,562)	(33,031)	254,145
	Invesco Oppenheimer V.I. Capital Appreciation	Invesco Oppenheimer V.I. Conservative Balanced	Invesco Oppenheimer V.I. Discovery Mid Cap Growth	Invesco Oppenheimer V.I. Global	Invesco Oppenheimer V.I. Global Strategic Income
2020	Division	Division	Division	Division	Division
Units purchased	9,601	291	384	648	2,450
Units withdrawn	(171,608)	(62,776)	(119,058)	(126,106)	(147,049)
Units transferred between divisions and to/from the Fixed Account	(18,944)	-	(4,800)	(10,600)	(8,397)
Net increase (decrease)	(180,951)	(62,486)	(123,474)	(136,058)	(152,995)
	Invesco Oppenheimer V.I. Government Money	Invesco Oppenheimer V.I. Main Street	Invesco Oppenheimer V.I. Main Street Small Cap	Invesco Oppenheimer V.I. Total Return Bond	MML Blend
2020 (continued)	Division	Division	Division	Division	Division
Units purchased	64	4,878	47	396	199
Units withdrawn	(3,219)	(293,771)	(16,481)	(29,928)	(24,586)
Units transferred between divisions and to/from the Fixed Account	11,238	(13,954)	(1,978)	-	(217)
Net increase (decrease)	8,084	(302,846)	(18,412)	(29,532)	(24,605)
	MML Equity	MML Managed Bond	MML U.S. Government Money Market
2020 (continued)	Division	Division	Division
Units purchased	61	725	165
Units withdrawn	(66,827)	(17,688)	(41,880)
Units transferred between divisions and to/from the Fixed Account	411	11,062	106,091
Net increase (decrease)	(66,354)	(5,901)	64,376
F-13

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

	A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2021 follows:

	At December 31,			For the Years Ended December 31,
				Investment
		Net Assets		Income	Expense	Total
	Units	Unit Value[3]	Amount	Ratio[1]	Ratio[2]	Return[3]
Invesco V.I. Capital Appreciation Division[4]
2021	1,127,212	$11.94	$13,454,958	-%	1.40%	20.86%
2020	1,215,308	9.88	12,002,248	-	1.40	34.69
2019	1,396,258	7.33	10,237,820	0.06	1.40	34.30
2018	1,584,932	5.46	8,653,031	0.32	1.40	(7.05)
2017	1,785,227	5.87	10,485,490	0.23	1.40	25.08
Invesco V.I. Conservative Balanced Division[4]
2021	381,452	3.76	1,435,166	1.48	1.40	9.10
2020	409,805	3.45	1,413,297	1.96	1.40	13.26
2019	472,291	3.04	1,438,099	2.30	1.40	15.88
2018	543,617	2.63	1,428,429	1.98	1.40	(6.65)
2017	598,353	2.81	1,684,179	1.95	1.40	7.74
Invesco V.I. Core Bond Division[4]
2021	248,882	1.85	459,436	2.09	1.40	(3.02)
2020	259,075	1.90	493,121	3.14	1.40	8.18
2019	288,607	1.76	507,776	3.29	1.40	8.00
2018	326,142	1.63	531,290	3.40	1.40	(2.41)
2017	448,707	1.67	748,972	2.34	1.40	3.14
Invesco V.I. Discovery Mid Cap Growth Division[4]
2021	1,023,079	9.23	9,440,502	-	1.40	17.44
2020	1,128,264	7.86	8,864,812	0.04	1.40	38.73
2019	1,251,738	5.66	7,089,097	-	1.40	37.43
2018	1,350,618	4.12	5,565,981	-	1.40	(7.40)
2017	1,533,467	4.45	6,824,223	0.03	1.40	27.01
Invesco V.I. Global Division[4]
2021	1,177,747	10.16	11,966,907	-	1.40	13.88
2020	1,257,460	8.92	11,219,164	0.69	1.40	25.86
2019	1,393,518	7.09	9,878,217	0.90	1.40	29.96
2018	1,488,091	5.45	8,117,098	0.99	1.40	(14.39)
2017	1,668,188	6.37	10,629,521	0.92	1.40	34.77
Invesco V.I. Global Strategic Income Division[4]
2021	935,012	2.90	2,713,744	4.43	1.40	(4.76)
2020	1,070,565	3.05	3,262,327	5.78	1.40	1.96
2019	1,223,560	2.99	3,656,758	3.78	1.40	9.26
2018	1,295,192	2.74	3,542,672	5.01	1.40	(5.73)
2017	1,591,724	2.90	4,618,579	2.28	1.40	4.80
Invesco V.I. Main Street Division[4]
2021	1,460,322	8.48	12,382,322	0.70	1.40	25.80
2020	1,583,586	6.74	10,673,939	1.47	1.40	12.36
2019	1,886,433	6.00	11,316,657	1.08	1.40	30.24
2018	2,119,968	4.61	9,764,395	1.15	1.40	(9.17)
2017	2,333,063	5.07	11,831,305	1.24	1.40	15.29
F-14

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
				Investment
		Net Assets		Income	Expense	Total
	Units	Unit Value[3]	Amount	Ratio[1]	Ratio[2]	Return[3]
Invesco V.I. Main Street Small Cap Division[4]
2021	258,539	$6.04	$1,561,917	0.37%	1.40%	20.85%
2020	294,492	5.00	1,472,174	0.64	1.40	18.26
2019	312,904	4.23	1,322,678	0.20	1.40	24.71
2018	339,303	3.39	1,150,062	0.30	1.40	(11.58)
2017	455,490	3.83	1,746,025	0.87	1.40	12.57
Invesco V.I. U.S. Government Money Division[4]
2021	159,876	1.23	196,222	0.01	1.40	(1.38)
2020	180,954	1.24	225,205	0.22	1.40	(1.17)
2019	172,871	1.26	217,697	1.67	1.40	0.29
2018	165,784	1.26	208,163	1.34	1.40	(0.06)
2017	175,898	1.26	220,998	0.37	1.40	(1.00)
MML Blend Division
2021	253,738	5.47	1,388,538	2.14	1.40	13.43
2020	259,206	4.82	1,250,561	-	1.40	11.30
2019	283,811	4.33	1,230,277	2.44	1.40	19.69
2018	305,386	3.62	1,105,984	2.11	1.40	(5.68)
2017	337,125	3.84	1,294,406	2.10	1.40	13.66
MML Equity Division
2021	317,146	5.70	1,807,122	1.63	1.40	28.45
2020	350,708	4.44	1,555,744	2.21	1.40	1.59
2019	417,062	4.37	1,821,090	2.05	1.40	24.17
2018	445,296	3.52	1,565,848	1.79	1.40	(11.25)
2017	485,187	3.96	1,922,412	1.81	1.40	14.19
MML Managed Bond Division
2021	247,207	2.95	730,479	3.02	1.40	(0.59)
2020	280,238	2.97	832,984	0.10	1.40	6.21
2019	286,139	2.80	800,762	3.71	1.40	8.28
2018	293,311	2.58	758,037	3.37	1.40	(1.83)
2017	404,587	2.63	1,065,096	3.11	1.40	3.24
MML U.S. Government Money Market Division
2021	449,870	1.19	536,407	-	1.40	(1.39)
2020	195,725	1.21	236,662	0.15	1.40	(1.16)
2019	131,348	1.22	160,688	1.74	1.40	0.29
2018	203,373	1.22	248,073	1.30	1.40	(0.08)
2017	253,549	1.22	309,528	0.35	1.40	(1.03)

[1]The investment income ratios represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
[4]See Note 2 to the financial statements for the previous name of this division.
F-15

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

This charge is equal, on an annual basis, to 1.15% of the daily value of the assets invested in each fund.
Mortality and Expense Risk Charge
This charge is assessed through reduction of unit values.

		Administrative Expense Charge	This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund.
This charge is assessed through reduction of unit values.

		Death Benefit Charge	This charge is equal, on an annual basis, to 0.10% of the daily value of the assets invested in each fund.
This charge is assessed through reduction of unit values.

		Administrative Charge	$30 per contract, annually.
		This charge is assessed through the redemption of units.	These charges are not applicable to contracts with values of $50,000 or more.

		Contingent Deferred Sales Charge	0% - 7%
This charge is assessed through the redemption of units.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 8, 2022, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-16